UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13 F

Form 13 F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2010
Check here if Amendment	[  ]; Amendment Number:
   This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Discretionary Management Services, LLC	    801-68693
Address:		6320 Lamar Avenue
		Suite 100
Overland Park, KS 66202

Form 13 F File Number:	028-13527

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Thomas C. Woolwine
Title:	President
Phone:	913/981-1345

Signature, Place, and Date of Signing:


Thomas C. Woolwine	Overland Park, KS	February 15, 2011
(Signature)		(City, State)		(Date)

Report Type (Check only one.):

[X] 	13 F HOLDINGS REPORT. (Check here if all holdings of this
reporting manager are reported in this report.

[   ]	13 F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]	13 F COMINATION REPORT. (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

	NONE


Form 13 F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		NONE

Form 13 F Information Table Entry Total:		7

Form 13 F Information Table Value Total:		$55768.6

	(thousands)

List of Other Included Managers:			NONE












FORM 13 F INFORMATION
TABLE






Column 1
Column 2
Column 3
Column 4
 <<<<<<<<Column 5>>>>>>>
Column 6
Column 7

 <<<<<<<<<<Column
8>>>>>>>>>>


TITLE


SHARES
SHS/
PUT
TABLE OF





0F

VALUE
OR
OR
INVESTMENT
OTHER

VOTING AUTHORITY

NAME OF ISSUER
CLASS
CUSIP
(x$1000)
PRINCIPLE
PRN
CALL
DISCRETION
MANAGER
SOLE
SHARED
NONE
SPDR's S&P 500 ETF
EQUITIES
78462F10
1412.80125
11,235
Shares
Sole
None
11,235
0
0
Vanguard Emerging Markets
EQUITIES
92204285
4414.16972
91,683
Shares
Sole
None
91,683
0
0
iShares Russell 2000
EQUITIES
46428765
3180.456
40,650
Shares
Sole
None
40,650
0
0
iShares MSCI EAFE Index
EQUITIES
46428746
461.3935
7,925
Shares
Sole
None
7,925
0
0
iShares Barclays 1-3 Yr. Treas.
FIXED
INCOME
46428745
13787.4165
164,175
Shares
Sole
None
164,175
0
0
iShares Barclays 3-7 Yr. Treas.
FIXED
INCOME
46428866
31401.4885
273,890
Shares
Sole
None
273,890
0
0
iShares Russell 1000 Growth
EQUITIES
46428761
1110.844
19,400
Shares
Sole
None
19,400
0
0